Income Tax (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Balance of deferred tax asset (liability)	₪ 560	₪ 414
Recognized in profit or loss	140	145
Write-off of deferred tax (see Note 9)	207
Recognized in equity	(4)	1
Balance of deferred tax assets (liability)	90	560
Others [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	40	11
Recognized in profit or loss	(18)	28
Write-off of deferred tax (see Note 9)
Recognized in equity	(6)	1
Balance of deferred tax assets (liability)	16	40
Carry-forward losses for DBS [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	1,166	1,188
Recognized in profit or loss		(22)
Write-off of deferred tax (see Note 9)
Recognized in equity
Balance of deferred tax assets (liability)	1,166	1,166
Brand Name And Customers Relationship [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	(488)	(615)
Recognized in profit or loss	71	127
Write-off of deferred tax (see Note 9)	207
Recognized in equity
Balance of deferred tax assets (liability)	(210)	(488)
Employee Benefits Plan [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	165	178
Recognized in profit or loss	101	(13)
Write-off of deferred tax (see Note 9)
Recognized in equity	2
Balance of deferred tax assets (liability)	268	165
Property plant equipment, and intangible assets [Member]
Income Tax [Line Items]
Balance of deferred tax asset (liability)	(323)	(348)
Recognized in profit or loss	(14)	25
Write-off of deferred tax (see Note 9)
Recognized in equity
Balance of deferred tax assets (liability)	₪ (337)	₪ (323)